SHORT - TERM DEBTS - Summary of Short-term debts (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
SHORT - TERM DEBTS
Hashrate financing loan, Fixed/floating annual rate	10.00%
Short-term debts	$ 225,204,003	$ 17,067,978